Segment reporting	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segment reporting	Segment reporting
Nomad has one reporting and operating segment, "Frozen", reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, disclosed in Note 3.20, as the key measure of the segment’s results, which is considered non-IFRS financial information.
Segment Adjusted EBITDA

		Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	Note	€m	€m	€m
Profit for the year		227.1	192.7	249.8
Taxation		50.8	60.9	71.2
Net financing costs		109.1	86.8	54.4
Depreciation and amortization		96.9	95.0	88.6
Exceptional items	7	69.5	72.5	48.7
Other add-backs		11.7	27.1	11.7
Adjusted EBITDA		565.1	535.0	524.4

Other add-backs include the elimination of share based payment expense and related employer payroll expense of €10.4 million (2023: €26.1 million, 2022: €8.6 million) and elimination of non-operating M&A related costs, professional fees and transaction costs of €1.3 million (2023: €1.0 million, 2022: €3.1 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.
No information on segment assets or liabilities is presented to the CODM.
Product information
Management considers the products it sells belong to one category, being "Frozen".
Geographical information
External revenue by geography

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	€m	€m	€m
United Kingdom	879.6	869.4	806.2
Italy	392.5	377.8	408.5
Germany	384.8	397.2	385.4
France	212.6	209.3	192.4
Croatia	141.8	136.3	122.7
Sweden	134.6	138.1	149.4
Austria	132.1	126.9	122.0
Serbia	130.8	117.5	108.2
Norway	121.1	124.2	126.6
Spain	83.2	82.7	78.6
Switzerland	80.7	80.4	80.1
Rest of Europe	406.0	384.7	359.6
Total external revenue by geography	3,099.8	3,044.5	2,939.7

Non-current assets by geography

	December 31, 2024	December 31, 2023
	€m	€m
United Kingdom	174.9	159.5
Germany	134.7	134.9
Italy	67.4	64.5
Serbia	65.8	55.1
Croatia	58.3	50.3
Ireland	34.4	34.2
Norway	23.3	25.5
Sweden	18.6	22.3
Rest of Europe	69.6	71.8
Total non-current assets by geography	647.0	618.1
Non-current assets exclude deferred tax assets, goodwill and brands which are not bound to one geographical area